Goodwill and Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2021
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Schedule of Components of Goodwill and Intangible Assets
The components of goodwill and intangible assets are as follows:
Year ended March 31, 2020

	Yen in millions
	Goodwill	Intangible Assets
		Marketed Products	Research and Development	Trademark	Software	Other	Total
Acquisition cost
Balance at April 1, 2019	39,403	48,045	14,408	6,634	5,627	695	75,409
Addition	—	12,363	3,033	1	310	69	15,776
Disposition	—	—	—	—	(38)	—	(38)
Transfer	—	1,534	(1,534)	—	563	(597)	(34)
Exchange differences	(767)	(739)	(173)	(129)	(13)	—	(1,054)
Other	—	—	—	—	—	(2)	(2)

Balance at March 31, 2020	38,636	61,203	15,734	6,506	6,449	165	90,057

Accumulated amortization and impairment losses
Balance at April 1, 2019	—	(10,748)	(5,281)	(9)	(4,218)	(19)	(20,275)
Amortization expenses	—	(6,209)	—	—	(706)	(5)	(6,920)
Impairment	—	(802)	(665)	—	—	—	(1,467)
Disposition	—	—	—	—	35	—	35
Exchange differences	—	146	85	—	6	—	237
Other	—	(577)	577	—	—	2	2

Balance at March 31, 2020	—	(18,190)	(5,284)	(9)	(4,883)	(22)	(28,388)

Carrying amount
Balance at April 1, 2019	39,403	37,297	9,127	6,625	1,409	676	55,134
Balance at March 31, 2020	38,636	43,013	10,450	6,497	1,566	143	61,669

Year ended March 31, 2021
	Yen in millions
	Goodwill	Intangible Assets
		Marketed Products	Research and Development	Trademark	Software	Other	Total
Acquisition cost
Balance at April 1, 2020	38,636	61,203	15,734	6,506	6,449	165	90,057
Addition	—	744	5,179	—	339	154	6,416
Disposition	—	—	—	—	(92)	(10)	(102)
Transfer	—	3,178	(3,178)	—	70	(70)	—
Exchange differences	668	904	118	112	13	4	1,151
Other	—	—	—	—	—	33	33

Balance at March 31, 2021	39,304	66,029	17,853	6,618	6,779	276	97,555

Accumulated amortization and impairment losses
Balance at April 1, 2020	—	(18,190)	(5,284)	(9)	(4,883)	(22)	(28,388)
Amortization expenses	—	(6,870)	—	—	(617)	(4)	(7,491)
Impairment	—	(6,021)	(481)	—	—	—	(6,502)
Disposition	—	—	—	—	92	—	92
Exchange differences	—	(718)	(63)	—	(13)	—	(794)
Other	—	(364)	364	—	—	—	—

Balance at March 31, 2021	—	(32,163)	(5,464)	(9)	(5,421)	(26)	(43,083)

Carrying amount
Balance at April 1, 2020	38,636	43,013	10,450	6,497	1,566	143	61,669
Balance at March 31, 2021	39,304	33,866	12,389	6,609	1,358	250	54,472

Summary of Information about Significant Intangible Assets
The table below provides information about significant intangible assets:

	Category	Yen in millions
		Carrying amount as of March 31,		Remaining amortization period as of March 31, 2021
Name		2020 1	2021
Zomig ®	Marketed Products	1,842	1,314	3 years
Tosymra ™	Marketed Products	6,687	327	8 years
Zembrace ® SymTouch ®	Marketed Products	4,988	4,531	8 years

1	The balance was corrected due to an immaterial error, thereby increasing the balance of Tosymra™ by JPY 1,699 million and reducing the balance of Z embrace ® SymTouch ® by the same amoun t.

Summary of Information about Impairment Losses Net Recognised by Segment
Impairment losses (net) recognized by each segment are as follows:

	Yen in millions
	Year ended March 31,
	2019			2020			2021
	Marketed Products	Research and Development	Total	Marketed Products	Research and Development	Total	Marketed Products	Research and Development	Total
Japan Business	—	467	467	802	241	1,043	400	439	839
U.S. Business	—	2,872	2,872	—	424	424	5,621	42	5,663

Total	—	3,339	3,339	802	665	1,467	6,021	481	6,502